LEASES (Details 4)	Dec. 31, 2020	Dec. 31, 2019
LEASES:
Weighted average remaining lease term (in years) - operating leases	1 year 4 months 6 days	2 years 3 months 7 days
Weighted average remaining lease term (in years) - finance leases	0 years	0 years
Weighted average discount rate - operating leases	6.30%	6.30%